13F-HR
          09/30/2005

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      11/10/2005

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                36
FORM 13F Information Table Value Total:                           242,229

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203    12,325          339,400        SH    SOLE             339,400
America Movil                 ADR     02364W105    11,489          436,500        SH    SOLE             436,500
Aracruz                       ADR     038496204     2,605           64,200        SH    SOLE              64,200
Banco Itau                    ADR     059602201     6,647           56,020        SH    SOLE              56,020
Banco Santander               ADR     05965X109     1,939           44,200        SH    SOLE              44,200
Bancolombia                   ADR     05968L102       878           40,000        SH    SOLE              40,000
Bradesco                      ADR     059460303     2,735           55,900        SH    SOLE              55,900
Brasil Telecom Part Sa        ADR     105530109     2,080           48,900        SH    SOLE              48,900
Buenaventura                  ADR     204448104     1,651           53,180        SH    SOLE              53,180
Bunge Limited                 COM     120568AE0     1,105           21,000        SH    SOLE              21,000
Cementos Mexicanos            ADR     151290889    12,920          247,045        SH    SOLE             247,045
Chunghwa Telecom Co. Ltd      ADR     17133Q205     1,231           66,500        SH    SOLE              66,500
Compania Cervecerias Unidas   ADR     204429104     1,873           72,200        SH    SOLE              72,200
Copel (Cia. Par. de Energ.)   ADR     20441B407     5,461          707,400        SH    SOLE             707,400
Credicorp Ltd.                ADR     G2519Y108     2,091           73,200        SH    SOLE              73,200
Enersis                       ADR     29274F104     1,568          137,100        SH    SOLE             137,100
Femsa                         ADR     344419106     8,936          127,800        SH    SOLE             127,800
GOL Transportes Aereos S.A.   ADR     38045R107       256            7,900        SH    SOLE               7,900
Gerdau S.A.                   ADR     373737105     4,962          332,335        SH    SOLE             332,335
Goldfields Limited            ADR     38059T106     8,160          561,600        SH    SOLE             561,600
Grupo Televisa                ADR     40049J206    17,182          239,600        SH    SOLE             239,600
I.R.S.A.                      GDR     450047204     1,266          105,066        SH    SOLE             105,066
ICA                           ADS     292448107       875          387,202        SH    SOLE             387,202
MTS                           ADR     607409109    15,633          384,300        SH    SOLE             384,300
POSCO (Pohang Iron and Steel) ADR     693483109     3,575           63,200        SH    SOLE              63,200
PT Telekomunikasi Indo(Telkom ADR     715684106     3,246          155,981        SH    SOLE             155,981
Petrobras                     ADR     71654V101    41,458          650,320        SH    SOLE             650,320
Philippine Long Distance T.   ADR     718252604     1,605           52,700        SH    SOLE              52,700
Quilmes Industrial            ADR     74838Y207     1,324           42,312        SH    SOLE              42,312
SK Telecom                    ADR     78440P108     6,663          305,087        SH    SOLE             305,087
Telecentro Oeste Celular Hold ADR     87923P105       936          103,280        SH    SOLE             103,280
Telecom Argentina             ADR     879273209       697           54,000        SH    SOLE              54,000
Tenaris SA                    ADR     88031M109     3,369           24,438        SH    SOLE              24,438
Unibanco                      GDR     90458E107     3,871           73,600        SH    SOLE              73,600
Vale Do Rio Doce              ADR     204412100    31,610          812,400        SH    SOLE             812,400
Vimpelcom                     ADR     68370R109    18,007          405,200        SH    SOLE             405,200